Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated February 17, 2017
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2016
On February 15, 2017, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies. As a result, effective on or about May 1, 2017 (the Effective Date), Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), River Road Asset Management, LLC (River Road) and Snow Capital Management L.P. (Snow Capital) no longer serve as subadvisers to the Fund. On the Effective Date, all references to Barrow Hanley, River Road and Snow Capital are hereby removed. Also, on the Effective Date, Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Nuveen Asset Management, LLC (Nuveen Asset Management) assume day-to-day management of portions of the Fund's portfolio as subadvisers to the Fund. Accordingly, on the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of VP - Partners Small Cap Value Fund” section is hereby revised to add the following information:
One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The rest of the section remains the same.
The information under the heading “Principal Risks” in the “Summary of VP - Partners Small Cap Value Fund” section of the prospectus is hereby revised to add the following:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.
Supplement dated February 17, 2017
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Growth Fund	5/1/2016
On February 15, 2017, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies. As a result, effective on or about May 1, 2017 (the Effective Date), The London Company of Virginia (The London Company) no longer serves as a subadviser to the Fund and BMO Asset Management Corp. (BMO) assumes day-to-day management of a portion of the Fund's portfolio as a subadviser to the Fund. Accordingly, on the Effective Date, all references to The London Company as a subadviser to the Fund are hereby deleted from the Fund's prospectus and the changes described in this Supplement are hereby made to the Fund's prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Partners Small Cap Growth Fund" section of the prospectus is hereby revised to add the following information:
One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The information under the heading "Principal Risks" in the "Summary of VP - Partners Small Cap Growth Fund" section of the prospectus is hereby revised to add the following information:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Supplement dated February 17, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund	5/1/2016
On February 15, 2017, the Fund's Board of Trustees approved certain changes to the Fund's subadviser and principal investment strategies. As a result, effective on or about May 1, 2017 (the Effective Date), Winslow Capital Management, LLC (Winslow Capital) no longer serves as the subadviser to the Fund and Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Los Angeles Capital Large Cap Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Winslow Capital are hereby deleted and all references to Variable Portfolio – Nuveen Winslow Large Cap Growth Fund are hereby deleted and replaced with Variable Portfolio – Los Angeles Capital Large Cap Growth Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $81.8 million and $675.8 billion as of January 31, 2017). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in preferred stock, real estate investment trusts (REITs) and master limited partnerships (MLPs). The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund’s subadviser uses quantitative methods to identify investment opportunities and construct the Fund’s portfolio.
The information under the heading “Principal Risks” in the “Summary of VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby revised to remove Foreign Securities Risk and to add the following:
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
The rest of the section remains the same.

VP - Partners Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated February 17, 2017
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2016
On February 15, 2017, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies. As a result, effective on or about May 1, 2017 (the Effective Date), Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), River Road Asset Management, LLC (River Road) and Snow Capital Management L.P. (Snow Capital) no longer serve as subadvisers to the Fund. On the Effective Date, all references to Barrow Hanley, River Road and Snow Capital are hereby removed. Also, on the Effective Date, Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Nuveen Asset Management, LLC (Nuveen Asset Management) assume day-to-day management of portions of the Fund's portfolio as subadvisers to the Fund. Accordingly, on the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of VP - Partners Small Cap Value Fund” section is hereby revised to add the following information:
One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The rest of the section remains the same.
The information under the heading “Principal Risks” in the “Summary of VP - Partners Small Cap Value Fund” section of the prospectus is hereby revised to add the following:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.

VP - Partners Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated February 17, 2017
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Growth Fund	5/1/2016
On February 15, 2017, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies. As a result, effective on or about May 1, 2017 (the Effective Date), The London Company of Virginia (The London Company) no longer serves as a subadviser to the Fund and BMO Asset Management Corp. (BMO) assumes day-to-day management of a portion of the Fund's portfolio as a subadviser to the Fund. Accordingly, on the Effective Date, all references to The London Company as a subadviser to the Fund are hereby deleted from the Fund's prospectus and the changes described in this Supplement are hereby made to the Fund's prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Partners Small Cap Growth Fund" section of the prospectus is hereby revised to add the following information:
One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The information under the heading "Principal Risks" in the "Summary of VP - Partners Small Cap Growth Fund" section of the prospectus is hereby revised to add the following information:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

VP - Nuveen Winslow Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated February 17, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund	5/1/2016
On February 15, 2017, the Fund's Board of Trustees approved certain changes to the Fund's subadviser and principal investment strategies. As a result, effective on or about May 1, 2017 (the Effective Date), Winslow Capital Management, LLC (Winslow Capital) no longer serves as the subadviser to the Fund and Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Los Angeles Capital Large Cap Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Winslow Capital are hereby deleted and all references to Variable Portfolio – Nuveen Winslow Large Cap Growth Fund are hereby deleted and replaced with Variable Portfolio – Los Angeles Capital Large Cap Growth Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $81.8 million and $675.8 billion as of January 31, 2017). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in preferred stock, real estate investment trusts (REITs) and master limited partnerships (MLPs). The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund’s subadviser uses quantitative methods to identify investment opportunities and construct the Fund’s portfolio.
The information under the heading “Principal Risks” in the “Summary of VP - Nuveen Winslow Large Cap Growth Fund” section of the prospectus is hereby revised to remove Foreign Securities Risk and to add the following:
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $81.8 million and $675.8 billion as of January 31, 2017). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in preferred stock, real estate investment trusts (REITs) and master limited partnerships (MLPs). The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund’s subadviser uses quantitative methods to identify investment opportunities and construct the Fund’s portfolio.